SEGMENT	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment	NOTE 3 – SEGMENT
Segment Reporting - Consolidated Income Statement

USDm	2024				2023				2022
	Tanker segment	Marine Engineerin g segment	Inter- segment elimination	Total	Tanker segment	Marine Engineeri ng segment	Inter- segment elimination	Total	Tanker segment	Marine Engineeri ng segment	Inter- segment eliminatio n	Total
Revenue	1,544.0	29.6	(14.4)	1,559.2	1,491.4	48.0	(19.0)	1,520.4	1,440.4	5.9	(2.9)	1,443.4
Port expenses, bunkers, and commissions	(409.2)	—	—	(409.2)	(407.6)	—	—	(407.6)	(458.9)	—	—	(458.9)
Other cost of goods and services sold	—	(18.5)	9.2	(9.3)	—	(36.6)	13.9	(22.7)	—	(3.0)	2.4	(0.6)
Operating expenses	(245.6)	—	0.5	(245.1)	(216.4)	—	0.4	(216.0)	(202.1)	—	—	(202.1)
Profit from sale of vessels	51.3	—	—	51.3	50.4	—	—	50.4	10.2	—	—	10.2
Administrative expenses	(87.9)	(7.7)	—	(95.6)	(76.5)	(6.4)	—	(82.9)	(52.4)	(2.6)	—	(55.0)
Other operating income and expenses	(0.6)	0.1	—	(0.5)	6.0	0.3	—	6.3	5.9	—	—	5.9
Share of profit/(loss) from joint ventures	—	—	—	—	—	—	—	—	0.2	—	—	0.2
Impairment losses and reversal of impairment on tangible assets	—	—	—	—	—	—	—	—	(2.6)	—	—	(2.6)
Depreciation and amortization	(191.2)	(0.8)	—	(192.0)	(148.2)	(1.1)	—	(149.3)	(138.7)	(0.3)	—	(139.0)

Operating profit (EBIT)	660.8	2.7	(4.7)	658.8	699.1	4.2	(4.7)	698.6	602.0	—	(0.5)	601.5

Financial income	24.7	0.1	—	24.8	14.3	—	—	14.3	3.9	0.1	—	4.0
Financial expenses	(73.9)	(0.2)	—	(74.1)	(60.5)	(0.4)	—	(60.9)	(48.7)	(0.1)	—	(48.8)

Profit before tax	611.6	2.6	(4.7)	609.5	652.9	3.8	(4.7)	652.0	557.2	—	(0.5)	556.7

Tax	2.5	(0.5)	—	2.0	(4.0)	—	—	(4.0)	5.9	—	—	5.9

Net profit for the year	614.1	2.1	(4.7)	611.5	648.9	3.8	(4.7)	648.0	563.1	—	(0.5)	562.6
The eliminations above represent revenue and other costs of goods and services sold from the installation of scrubbers performed by the Marine Engineering entities on tanker vessels within the Tanker segment. All revenue from the Tanker segment is derived from external customers.
In all material aspects, TORM’s customers are domiciled outside the UK and are spread all over the world with only a few countries contributing significantly to TORM’s revenue.
Below is presented the countries contributing with more than 10% of TORM's revenue.

Countries contributing more than 10% of TORM's revenue	2024		2023		2022
	USDm	% of total	USDm	% of total	USDm	% of total
Switzerland	264.3	17.0%	242.5	16.0%	220.9	15.3%
United States	243.1	15.6%	182.7	12.0%	—	—%
United Arab Emirates	160.5	10.3%	—	—%	—	—%
Mexico	—	—%	—	—%	178.2	12.8%
A major part of TORM's revenues stems from a small group of customers. Below is presented the number of customers exceeding 10% of TORM's consolidated revenue and the customers' share of TORM's consolidated revenue.

Customers contributing more than 10% of TORM's revenue	2024	2023	2022
Number of customers	0	0	1
Share of consolidated revenue	—%	—%	12%
NOTE 3 – continued
Segment Reporting - Consolidated Balance Sheet

USDm	2024				2023				2022
	Tanker segment	Marine Engineerin g segment	Inter- segment elimination	Total	Tanker segment	Marine Engineeri ng segment	Inter- segment elimination	Total	Tanker segment	Marine Engineeri ng segment	Inter- segment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.7	—	1.7	—	1.8	—	1.8	—	1.8	—	1.8
Other intangible assets	1.1	0.9	—	2.0	0.9	0.9	—	1.8	0.7	1.3	—	2.0
Total intangible assets	1.1	2.6	—	3.7	0.9	2.7	—	3.6	0.7	3.1	—	3.8
Tangible fixed assets
Land and buildings	8.1	—	—	8.1	4.9	0.6	—	5.5	2.8	1.0	—	3.8
Vessels and capitalized dry-docking	2,843.9	—	(17.2)	2,826.7	2,081.7	—	(11.5)	2,070.2	1,863.4	—	(7.5)	1,855.9
Prepayments on vessels	—	—	—	—	86.0	—	—	86.0	—	—	—	—
Other non-current assets under construction	—	4.8	(0.2)	4.6	—	4.5	(0.3)	4.2	—	—	—	—
Other plant and operating equipment	2.1	1.2	—	3.3	3.3	1.1	—	4.4	4.1	1.5	—	5.6
Total tangible fixed assets	2,854.1	6.0	(17.4)	2,842.7	2,175.9	6.2	(11.8)	2,170.3	1,870.3	2.5	(7.5)	1,865.3
Financial assets
Investments in joint ventures	0.1	—	—	0.1	0.1	—	—	0.1	0.1	—	—	0.1
Loan receivables	4.5	—	—	4.5	4.5	—	—	4.5	4.6	—	—	4.6
Deferred tax asset	3.1	—	—	3.1	0.4	—	—	0.4	0.5	—	—	0.5
Other investments	0.2	—	—	0.2	—	—	—	—	0.2	—	—	0.2
Total financial assets	7.9	—	—	7.9	5.0	—	—	5.0	5.4	—	—	5.4
Total non-current assets	2,863.1	8.6	(17.4)	2,854.3	2,181.8	8.9	(11.8)	2,178.9	1,876.4	5.6	(7.5)	1,874.5
Inventories	62.6	5.8	—	68.4	58.0	3.7	—	61.7	61.1	11.0	(0.1)	72.0
Trade receivables	179.1	4.8	—	183.9	206.2	5.0	(0.2)	211.0	255.7	4.2	(0.4)	259.5
Other receivables	54.7	4.9	—	59.6	58.8	1.7	—	60.5	72.7	1.3	—	74.0
Prepayments	11.6	0.6	—	12.2	10.7	4.5	—	15.2	9.7	0.7	—	10.4
Cash and cash equivalents incl. restricted cash	284.9	6.3	—	291.2	290.7	4.9	—	295.6	321.4	2.4	—	323.8
Current assets excluding assets held for sale	592.9	22.4	—	615.3	624.4	19.8	(0.2)	644.0	720.6	19.6	(0.5)	739.7
Assets held for sale	—	—	—	—	47.2	—	—	47.2	—	—	—	—
Total current assets	592.9	22.4	—	615.3	671.6	19.8	(0.2)	691.2	720.6	19.6	(0.5)	739.7
TOTAL ASSETS	3,456.0	31.0	(17.4)	3,469.6	2,853.4	28.7	(12.0)	2,870.1	2,597.0	25.2	(8.0)	2,614.2
NOTE 3 – continued
Segment Reporting - Consolidated Balance Sheet

USDm	2024				2023				2022
	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
EQUITY AND LIABILITIES
Total equity	2,072.9	11.7	(9.8)	2,074.8	1,661.3	9.9	(5.2)	1,666.0	1,498.0	6.2	(0.5)	1,503.7

Liabilities
NON-CURRENT LIABILITIES
Non-current tax liability related to held-over gains	45.2	—	—	45.2	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	—	0.3	—	0.3	3.3	0.3	—	3.6	5.8	0.3	—	6.1
Borrowings	1,060.8	0.2	—	1,061.0	884.0	2.9	—	886.9	844.6	5.2	—	849.8
Other non-current liabilities	2.3	0.6	—	2.9	2.2	0.8	—	3.0	2.2	0.8	—	3.0
Total non-current liabilities	1,108.3	1.1	—	1,109.4	934.7	4.0	—	938.7	897.8	6.3	—	904.1
CURRENT LIABILITIES
Borrowings	163.5	1.8	—	165.3	169.7	3.0	—	172.7	115.7	1.4	—	117.1
Trade payables	46.2	3.8	—	50.0	39.6	3.4	—	43.0	46.4	3.5	(1.4)	48.5
Current tax liabilities	0.4	0.3	—	0.7	0.6	—	—	0.6	1.6	0.4	—	2.0
Other liabilities	60.7	0.6	—	61.3	44.8	0.5	(0.1)	45.2	31.0	0.3	(0.2)	31.1
Provisions	—	0.6	—	0.6	—	0.6	—	0.6	6.5	0.3	—	6.8
Prepayments from customers	4.0	11.1	(7.6)	7.5	2.7	7.3	(6.7)	3.3	—	6.8	(5.9)	0.9
Total current liabilities	274.8	18.2	(7.6)	285.4	257.4	14.8	(6.8)	265.4	201.2	12.7	(7.5)	206.4
Total liabilities	1,383.1	19.3	(7.6)	1,394.8	1,192.1	18.8	(6.8)	1,204.1	1,099.0	19.0	(7.5)	1,110.5
TOTAL EQUITY AND LIABILITIES	3,456.0	31.0	(17.4)	3,469.6	2,853.4	28.7	(12.0)	2,870.1	2,597.0	25.2	(8.0)	2,614.2
Non-current asset additions during the year:
Goodwill	—	—	—	—	—	—	—	—	—	1.8	—	1.8
Other intangible assets	0.5	0.5	—	1.0	0.6	—	—	0.6	0.6	1.2	—	1.8
Land and buildings	5.6	—	—	5.6	4.4	—	—	4.4	0.3	1.1	—	1.4
Vessels and capitalized dry-docking	798.5	—	(5.8)	792.7	520.4	—	(4.0)	516.4	84.7	—	(7.5)	77.2
Prepayments on vessels	111.5	—	—	111.5	86.0	—	—	86.0	43.1	—	—	43.1
Other non-current assets under construction	—	0.4	(0.2)	0.2	—	4.5	(0.3)	4.2	—	—	—	—
Other plant and operating equipment	0.7	0.6	—	1.3	1.1	0.2	—	1.3	0.8	1.6	—	2.4
Total non-current asset additions	916.8	1.5	(6.0)	912.3	612.5	4.7	(4.3)	612.9	129.5	5.7	(7.5)	127.7
The Company’s non-current assets are based on domicile of the legal entity ownership in the following countries:

USDm	2024	2023	2022
UK	357.2	0.2	0.1
Denmark	1,604.2	1,746.6	1,607.7
Singapore	799.7	336.7	257.1
USA	76.0	79.8	—
Other countries	9.7	10.6	4.5
Non-current assets	2,846.8	2,173.9	1,869.4
NOTE 3 – continued
Accounting Policies
The segmentation is based on the Group’s internal management and reporting structure. The Group has two operating segments, the Tanker segment, for which the services provided primarily comprise transportation of refined oil products such as gasoline, jet fuel, and naphtha, and the Marine Engineering segment for which the services provided primarily comprise developing and producing advanced and green marine equipment.
Transactions between the segments are based on market-related prices and are eliminated at Group level.
TORM considers the global product tanker market as a whole, and as the individual vessels are not limited to specific parts of the world, the Group has only one geographical segment for the Tanker segment. Further, the internal management reporting does not provide geographical information for either the Tanker segment or the Marine Engineering segment. Consequently, geographical segment information on revenue from external customers or non-current segment assets for the Tanker segment or the Marine Engineering segment are not provided.